Stock-Based Compensation (Details) - USD ($)											1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended		36 Months Ended
	Sep. 17, 2025	Aug. 13, 2025	Aug. 04, 2025	Jul. 05, 2025	Mar. 31, 2025	Feb. 05, 2025	Jan. 01, 2025	Mar. 13, 2024	Mar. 06, 2024	Dec. 28, 2021	May 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Effective date of the closing term																	3 years
Weighted average price (in Dollars per share)												$ 15					$ 15	$ 15		$ 15
Total issued and outstanding capital stock rate																	1.00%	1.00%
Compensation expense												$ 269,530					$ 1,554,202
Unrecognized compensation expense																	$ 505,086
Granted date																	1 year 4 months 13 days
Restricted shares (in Shares)		168,500	350,000
Percentage of related expense and deduction items																	100.00%
Earn shares (in Shares)							40
Shares issued price per share (in Dollars per share)												$ 5					$ 5
Unrecognized compensation cost related to stock options																		2 years 6 months
Unrecognized compensation expense																		$ 2,059,288		$ 2,059,288
Capital shares reserved for future issuance (in Shares)																		49,982,964		49,982,964
Fair Value Inputs Level1 [Member]
Stock-Based Compensation [Line Items]
Fair value per share (in Dollars per share)				$ 2.79		$ 2.57		$ 6.97
Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation [Line Items]
Percentage of grants of vested shares																	50.00%
Share-Based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation [Line Items]
Percentage of grants of vested shares																	50.00%
Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Weighted average price (in Dollars per share)												12.5					$ 12.5	$ 12.5		$ 12.5
Total issued and outstanding capital stock rate																	1.00%	1.00%
Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Compensation expense													$ 382,000	$ 681,000	$ 788,000	$ 1,967,000		$ 2,633,000	$ (5,164,000)
2024 Omnibus Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Outstanding shares (in Shares)									3,220,400
Rate of outstanding shares									2.00%
Weighted average price (in Dollars per share)												$ 7.5					$ 7.5	$ 7.5		$ 7.5
Total issued and outstanding capital stock rate																	1.00%	1.00%
2024 Omnibus Incentive Plan [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares (in Shares)																	50,000	50,000
Granted date																		12 months
2024 Omnibus Incentive Plan One [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares (in Shares)																	50,000	50,000
Granted date																		24 months
2024 Omnibus Incentive Plan Two [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares (in Shares)																	50,000	50,000
Granted date																		35 months
March 2024 Grant [Member]
Stock-Based Compensation [Line Items]
Compensation expense																	$ 359,566
February 2025 Grants [Member]
Stock-Based Compensation [Line Items]
Compensation expense												$ 282,309					$ 875,229
Granted date																	2 years 4 months 6 days
July Two Thousand Twenty Five Grants [Member]
Stock-Based Compensation [Line Items]
Compensation expense												31,034					$ 31,034
Granted date																	2 years 9 months 3 days
Sun Managers LLC [Member]
Stock-Based Compensation [Line Items]
Compensation expense												840,000					$ 840,000
August Thirteen Two Thousand Twenty Five [Member]
Stock-Based Compensation [Line Items]
Compensation expense												384,180					384,180
September Seventeen Two Thousand Twenty Five [Member]
Stock-Based Compensation [Line Items]
Compensation expense												288,150					$ 288,150
Restricted shares (in Shares)	255,000
Seasonal Manager Stock Compensation Plan [Member]
Stock-Based Compensation [Line Items]
Restricted shares (in Shares)																	577,910
2021 Equity Incentive Plan [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Number of shares authorized (in Shares)																		327,265		327,265
Percentage of common stock outstanding										4.00%
Exercise of incentive stock options shares (in Shares)										1,018,642
Unvested restricted stock units [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Unrecognized compensation expense													1,500,000		$ 1,500,000			$ 2,900,000		$ 2,900,000
Unrecognized compensation cost related to stock options															1 year 8 months 12 days			2 years
Grant date fair value of vested RSU awards																		$ 7,300,000	17,200,000
Employee Stock Purchase Plan [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Compensation expense													2,000	9,000	$ 5,000	18,000		39,000	238,000
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member]
Stock-Based Compensation [Line Items]
Shares issued (in Shares)																				59,459
Discount to market price										15.00%
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Shares issued (in Shares)											11,241
Stock options [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Compensation expense														$ 117,000	$ 68,000	$ 246,000		$ 517,000	(11,738,000)
Unrecognized compensation cost related to stock options																		3 months 18 days
Intrinsic value of stock options exercised value																		$ 7,000	1,600,000
Cost related to stock options																		$ 100,000		$ 100,000
Recognized a net reduction																			$ 12,500,000
Stock options [Member] | Heliogen, Inc. [Member] | Former Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Stock options forfeited (in Shares)																			279,589
Sun Managers LLC [Member]
Stock-Based Compensation [Line Items]
Compensation expense												109,975					$ 655,082
Granted date																	6 months
Vendors [Member]
Stock-Based Compensation [Line Items]
Equity compensation (in Shares)																		375,000	120,707
Class A Common Stock [Member]
Stock-Based Compensation [Line Items]
Restricted shares (in Shares)					875,000	275,000
Restricted shares (in Shares)				140,000
Shares issued price per share (in Dollars per share)																		$ 12		$ 12
Capital shares reserved for future issuance (in Shares)																		13,252,964		13,252,964
Class A Common Stock [Member] | Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Restricted shares (in Shares)						790,000
Class A Common Stock [Member] | Sun Managers LLC [Member]
Stock-Based Compensation [Line Items]
Compensation expense												$ 528,500					$ 1,321,250
Class A Common Stock [Member] | Sun Managers LLC [Member] | Management Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Compensation expense																	$ 217,564
Minimum [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period																	20 days
Minimum [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period																	20 days
Minimum [Member] | March 2024 Grant [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period																	20 days
Maximum [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period																	30 days
Maximum [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period																	30 days
Maximum [Member] | March 2024 Grant [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period																	30 days
Maximum [Member] | February 2025 Grants [Member]
Stock-Based Compensation [Line Items]
Compensation expense																	$ 1,677,637
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member]
Stock-Based Compensation [Line Items]
Percentage of common stock outstanding																		1.00%
Exercise of incentive stock options shares (in Shares)																		271,638
Capital shares reserved for future issuance (in Shares)																		243,335		243,335